Note 18 - Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
18.	Investments in unconsolidated joint ventures

On
March 30, 2017,
the Company, acquired a
49%
ownership interest in City of Athens from Fly Free Company, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$4,200.
City of Athens was party to a newbuilding contract for the construction of M/T Eco Holmby Hills. Furthermore on
March 30, 2017,
the Company acquired a
49%
ownership interest in Eco Nine from Maxima International Co., a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$3,500.
Eco Nine was a party to a newbuilding contract for the construction of M/T Eco Palm Springs. On
June 14, 2017
the Company acquired an additional
1%
interest in City of Athens and in Eco Nine for an aggregate consideration of
$157,
increasing the Company’s interest in both companies to
50%.
Fees and costs related to the investments amounting to
$353
were accounted for as part of the investment.

On
June 30, 2017
the Lax Trust sold its
50%
remaining interest in City of Athens and in Eco Nine to Gunvor S.A. (“Gunvor”), a non-affiliated company, and on
July 7, 2017
the Company entered into a joint venture agreement with Gunvor. Furthermore, upon the delivery of both vessels, each of the two
vessels entered into time charter employments with Clearlake Shipping Pte Ltd, a subsidiary of Gunvor, for three
years firm plus
two
additional optional years. The Company's exposure is limited to its share of the net assets of City of Athens and Eco Nine proportionate to its
50%
equity interest in these companies. The Company shares the profits and losses, cash flows and other matters relating to its investments in City of Athens and in Eco Nine in accordance with its ownership percentage. The vessels are managed by CSI, pursuant to management agreements. The Company accounts for investments in joint ventures using the equity method since it has joint control over the investment. The Company was obligated to contribute funds for yard installments in relation to the construction of the vessels of the joint venture companies, as needed and proportionate to its
50%
equity interest in these companies.

On
March 12, 2018
City of Athens and in Eco Nine entered into a loan agreement with ABN Amro Bank for a senior debt facility of
$35,900
to fund, the delivery of M/T Eco Holmby Hills and M/T Eco Palm Springs (
$17,948
and
$17,952
respectively). The loan was payable in
20
consecutive quarterly installments of
$299
per vessel, commencing
three
months from draw down, and a balloon payment of
$11,965
and
$11,968
M/T Eco Holmby Hills and M/T Eco Palm Springs respectively, payable together with the last installment. The credit facility bears interest at LIBOR plus a margin of
2.90%.
The facility carries customary covenants and restrictions, including the covenant that prohibits City of Athens and Eco Nine to declare any dividends until the second
anniversary of the loan agreement.

On
March 15, 2018,
City of Athens took delivery of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai shipyard. On
March 20, 2018
the vessel commenced its' time charter agreement with Clearlake Shipping Pte Ltd.

On
May 23, 2018,
Eco Nine Inc took delivery of M/T Eco Palm Springs, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai shipyard. On
May 26, 2018
the vessel commenced its time charter agreement with Clearlake Shipping Pte Ltd.

During the year ended
December 31, 2017
the Company advanced
$5,233
to City of Athens and
$3,738
to Eco Nine to cover upcoming newbuilding installments and
$324
to City of Athens and
$135
to Eco Nine respectively to cover predelivery expenses. During the year ended
December 31, 2018
the Company advanced
$2,243
to Eco Nine Inc to cover upcoming newbuilding installments and another
$695
to City of Athens Inc and
$744
to Eco Nine Inc respectively to cover predelivery expenses, financing related expenses and to establish debt service reserves. During the year ended
December 31, 2019
the Company recorded its proportionate share of City of Athens and Eco Nine’s other comprehensive losses of
$391
as a decrease to the Company’s Investments in unconsolidated joint ventures, with a corresponding increase in other comprehensive loss, in accordance with ASC
323
-
10
-
35
-
18.

A condensed summary of the financial information for equity accounted investments
50%
owned by the Company shown on a
100%
basis are as follows:

	December 31, 2018		December 31, 2019
	City of Athens	Eco Nine	City of Athens	Eco Nine
Current assets	898	684	2,097	1,888
Non-current assets	30,853	30,975	29,730	29,852
Current liabilities	1,530	1,762	1,780	2,013
Long-term liabilities	15,627	15,900	14,996	15,414
Net operating revenues	4,182	3,229	5,320	5,332
Net profit	396	185	849	706
Net profit attributable to the Company	198	93	425	353

In
December 2019,
the Company wrote down its Investment in unconsolidated joint ventures to their fair value less costs to sell, resulting in an impairment charge of
$3,144,
pursuant to the Joint Ventures’ plan to sell the vessels. Their fair value was based on a market approach, which was determined using the purchase consideration under in the sale agreements with buyers for the vessels of the joint venture companies. The M/T Holmby Hills was sold on
March 26, 2020
and the Company expects the sale of the M/T Palm Springs to be concluded by the end of
April 2020.